Other disclosures - Disclosure of foreclosed real estate assets (Details) - Foreclosed properties - Spain - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,057	€ 2,131
Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,825	1,873
Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	190	255
Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	70	91
Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	120	164
Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	93	54
Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	93	54
Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,542	1,564
Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	399	467
Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,143	1,097
Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	188	207
Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	44	51
Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,649	4,823
Gross carrying amount | Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,191	4,329
Gross carrying amount | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	594	707
Gross carrying amount | Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	162	197
Gross carrying amount | Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	432	510
Gross carrying amount | Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	160	95
Gross carrying amount | Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Gross carrying amount | Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	160	95
Gross carrying amount | Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,437	3,527
Gross carrying amount | Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	852	1,000
Gross carrying amount | Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,585	2,527
Gross carrying amount | Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	364	390
Gross carrying amount | Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	94	104
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,592	2,692
Accumulated impairment | Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,366	2,456
Accumulated impairment | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	404	452
Accumulated impairment | Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	92	106
Accumulated impairment | Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	312	346
Accumulated impairment | Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	67	41
Accumulated impairment | Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Accumulated impairment | Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	67	41
Accumulated impairment | Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,895	1,963
Accumulated impairment | Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	453	533
Accumulated impairment | Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,442	1,430
Accumulated impairment | Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	176	183
Accumulated impairment | Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	50	53
Accumulated Impairment Since Initial Impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,900	1,969
Accumulated Impairment Since Initial Impairment | Of which: Financing for constructions and property development
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,742	1,804
Accumulated Impairment Since Initial Impairment | Completed Buildings
Disclosure of credit risk exposure [line items]
Loans and advances to customers	344	382
Accumulated Impairment Since Initial Impairment | Completed Buildings | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	76	87
Accumulated Impairment Since Initial Impairment | Completed Buildings | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	268	295
Accumulated Impairment Since Initial Impairment | Buildings And Other Constructions Under Construction
Disclosure of credit risk exposure [line items]
Loans and advances to customers	49	30
Accumulated Impairment Since Initial Impairment | Buildings And Other Constructions Under Construction | Residential Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Accumulated Impairment Since Initial Impairment | Buildings And Other Constructions Under Construction | Other Purposes Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	49	30
Accumulated Impairment Since Initial Impairment | Land Loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,349	1,392
Accumulated Impairment Since Initial Impairment | Land Loans | Developed Consolidated Land
Disclosure of credit risk exposure [line items]
Loans and advances to customers	269	318
Accumulated Impairment Since Initial Impairment | Land Loans | Land Loans, Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,080	1,074
Accumulated Impairment Since Initial Impairment | Home purchase loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	119	123
Accumulated Impairment Since Initial Impairment | Other debt securities
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 39	€ 42